Provisions and other non-financial liabilities - Other Current Provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ha subsidiary	Dec. 31, 2023 USD ($)
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total	$ 311,197	$ 392,322
Bottom of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	10,000
Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 15,000
SQM Salar
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Area of land (in hectares) | ha	140,000
Area of land, entitled (in hectares) | ha	81,920
SQM
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Percentage of entity's revenue	1.70%
SQM | Lithium Metal Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	64,816
SQM | Lithium Carbonate Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	345,015
SQM | Bottom of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 10,800
SQM | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 18,900
SQM | Top of range | Lithium Metal Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	349,553
SQM | Top of range | Lithium Carbonate Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	1,860,671
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Rent under lease contract	$ 265,054	354,205
Provision for additional tax related to foreign loans	2,602	1,641
End of agreement bonus	5,279	6,979
Other bonuses to workers	7,701	6,933
Other bonuses, general staff	2,912	0
Directors’ per diem allowance	5,143	4,676
Miscellaneous provisions	13,549	17,782
Total	$ 302,240	$ 392,216